Leases (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Lease term	5 years
Lease amount	S/ 1,527,000	S/ 1,419,000
Bottom of range [Member]
Leases (Details) [Line Items]
Percent of lease liability	5.20%
Top of range [Member]
Leases (Details) [Line Items]
Percent of lease liability	6.20%